Pensions and post-retirement benefits - Balance sheet reconciliation (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	£ (243)	£ (265)		£ (243)
Interest costs or income on scheme liabilities or assets	24	12		32
Past service cost	(134)	3		0
Net surplus/(deficit)	1,453	654
Retirement benefit assets	1,768	966	[1]	14	[1]
Retirement benefit liabilities	(315)	(312)	[1]	(390)	[1]
Net retirement benefit assets/(liabilities)	1,453	654
United Kingdom Retirement Fund (UKRF) [member] | UK [member] | Pension defined benefit plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Benefits paid	2,167	4,927
Net surplus/(deficit)	1,735	952
Retirement benefit assets	1,735	952
Retirement benefit liabilities	0	0
Net retirement benefit assets/(liabilities)	1,735	952
Defined benefit obligations [member]
Disclosure of net defined benefit liability (asset) [line items]
Benefit obligation at beginning of the year	(30,268)	(33,033)
Current service cost	(243)	(265)
Interest costs or income on scheme liabilities or assets	(705)	(843)
Past service cost	(134)	3
Remeasurement (loss)/gain - financial	1,129	(387)
Remeasurement gain/(loss) - demographic	(241)	(228)
Remeasurement gain - experience	(75)	(612)
Employee contributions	(4)	(5)
Benefits paid	2,205	4,970
Exchange and other movements	67	132
Benefit obligation at end of the year	(28,269)	(30,268)		(33,033)
Defined benefit obligations [member] | United Kingdom Retirement Fund (UKRF) [member] | UK [member] | Pension defined benefit plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Benefit obligation at beginning of the year	(29,160)	(31,847)
Current service cost	(226)	(245)
Interest costs or income on scheme liabilities or assets	(677)	(810)
Past service cost	(140)	0
Remeasurement (loss)/gain - financial	1,075	(330)
Remeasurement gain/(loss) - demographic	(245)	(240)
Remeasurement gain - experience	(94)	(614)
Employee contributions	(1)	(1)
Benefits paid	2,167	4,927
Exchange and other movements	0	0
Benefit obligation at end of the year	(27,301)	(29,160)		(31,847)
Fair value of plan assets [member]
Disclosure of net defined benefit liability (asset) [line items]
Fair value of scheme assets at beginning of the year	30,922	32,657
Interest costs or income on scheme liabilities or assets	(729)	(855)
Employer contribution	754	1,152
Remeasurement - return on scheme assets greater/(less) than discount rate	(400)	1,333
Employee contributions	(4)	(5)
Benefits paid	2,205	4,970
Exchange and other movements	(82)	(110)
Fair value of scheme assets at end of the year	29,722	30,922		32,657
Fair value of plan assets [member] | United Kingdom Retirement Fund (UKRF) [member] | UK [member] | Pension defined benefit plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Fair value of scheme assets at beginning of the year	30,112	31,820
Interest costs or income on scheme liabilities or assets	(709)	(831)
Employer contribution	741	1,124
Remeasurement - return on scheme assets greater/(less) than discount rate	(360)	1,263
Employee contributions	(1)	(1)
Benefits paid	2,167	4,927
Exchange and other movements	0	0
Fair value of scheme assets at end of the year	£ 29,036	£ 30,112		£ 31,820

[1]

Barclays introduced changes to the balance sheet presentation as at 31 December 2017 as a result of the adoption of new accounting policies on 1 January 2018. The comparatives as at 31 December 2016 have been updated to reflect this presentation change. Further detail on the adoption of new accounting policies can be fo und in Note 1 on pages 264 to 267 , Note 42 on pages 347 to 354 and the Credit risk disclosures on pages 273 to 277 .